Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax
Schedule of current and deferred portion of income tax expenses

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	762,540	675,396	1,068,214
Deferred tax	(30,553)	(29,035)	(139,081)
Total	731,987	646,361	929,133

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	—	(7.67)%	(7.36)%
R&D super deduction	(0.18)%	(0.29)%	(0.61)%
Non-deductible expenses	0.72%	0.53%	1.41%
Non-taxable income	(0.09)%	—	(0.24)%
Different tax rate of subsidiary operation in other jurisdiction	0.58%	(0.63)%	(0.74)%
True up	(0.08)%	(0.02)%	(0.05)%
	25.95%	16.92%	17.41%

Summary of effect of the tax holiday on the income (loss) per share

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	—	293,066	392,761
Income (loss) per share effect- basic	—	0.41	0.52
Income (loss) per share effect- diluted	—	0.41	0.52

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Accrued expense	75,858	96,786
Net loss carryforward	35,021	147,634
Financial subsidy	19,400	29,781
Depreciation for property and equipment	13,553	28,013
Unrealized gain for intragroup transaction	5,105	9,760
Provision for allowance for doubtful accounts	3,826	6,089
Total deferred tax assets	152,763	318,063

Deferred tax liabilities:
Difference in basis of land use rights	(146,740)	(148,993)
Difference in basis of intangible assets	(10,580)	(8,947)
Total deferred tax liabilities	(157,320)	(157,940)